Taxes - Schedule of Unused Tax Losses Expire (Details)	Dec. 31, 2022 USD ($)
Taxes
Unused tax losses for which no deferred tax asset recognised	$ 16,160,274
Swvl Pakistan (Private) Ltd. (Pakistan)
Taxes
Unused tax losses for which no deferred tax asset recognised	8,734,658
Swvl NBO Limited (Kenya)
Taxes
Unused tax losses for which no deferred tax asset recognised	2,852,254
Swvl Technologies Ltd. (Kenya)
Taxes
Unused tax losses for which no deferred tax asset recognised	3,442,662
Smart Way Transportation LLC (Jordan)
Taxes
Unused tax losses for which no deferred tax asset recognised	424,030
Swvl Saudi for Information Technology (Saudi)
Taxes
Unused tax losses for which no deferred tax asset recognised	619,532
Shotl Transportation, S.L. (Spain)
Taxes
Unused tax losses for which no deferred tax asset recognised	87,138
Expire within 5 years
Taxes
Unused tax losses for which no deferred tax asset recognised	3,822,609
Expire within 5 years | Swvl Pakistan (Private) Ltd. (Pakistan)
Taxes
Unused tax losses for which no deferred tax asset recognised	3,398,579
Expire within 5 years | Smart Way Transportation LLC (Jordan)
Taxes
Unused tax losses for which no deferred tax asset recognised	424,030
Expire within 5 -10 years
Taxes
Unused tax losses for which no deferred tax asset recognised	5,336,079
Expire within 5 -10 years | Swvl Pakistan (Private) Ltd. (Pakistan)
Taxes
Unused tax losses for which no deferred tax asset recognised	5,336,079
Expire more than 10 years
Taxes
Unused tax losses for which no deferred tax asset recognised	7,001,586
Expire more than 10 years | Swvl NBO Limited (Kenya)
Taxes
Unused tax losses for which no deferred tax asset recognised	2,852,254
Expire more than 10 years | Swvl Technologies Ltd. (Kenya)
Taxes
Unused tax losses for which no deferred tax asset recognised	3,442,662
Expire more than 10 years | Swvl Saudi for Information Technology (Saudi)
Taxes
Unused tax losses for which no deferred tax asset recognised	619,532
Expire more than 10 years | Shotl Transportation, S.L. (Spain)
Taxes
Unused tax losses for which no deferred tax asset recognised	$ 87,138